Contingencies and restrictions - Lawsuits and Other Relevant Events (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jan. 27, 2026 USD ($)	Jan. 26, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 14, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Apr. 14, 2020 monthlyTaxUnit
Soquimich Comercial S.A.
Disclosure of contingent liabilities [line items]
Lawsuits, damages owed value		$ 1,050
Trujillo Montejano | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable							$ 330
Servicios Industriales Del Sur Employment Claim | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable					$ 220
Servicios Industriales Del Sur Employment Claim | Legal proceedings contingent liability | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable			$ 360
Bibaro SpA Workers' Compensation Claim | Legal proceedings contingent liability | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable				$ 300
Lawsuit fifteen
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value								$ 542
Chilena Consolidada Seguros
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets						$ 32,200
Sichuan Dixin New Energy Co., Ltd. | Xinyu Xinyihe New Material Technology Co. Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable	$ 2
Appeal period	6 months
Superintendency of Environment (SMA) | SMA Environmental Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities, monthly tax unit | monthlyTaxUnit									249,000